Stock options	12 Months Ended
Oct. 31, 2022
Stock Options [Abstract]
Stock options [Text Block]

13. Stock options

(a) Stock option plan

Until September 8, 2020, under the Company’s fixed stock option plan (the “Plan”), the Company could grant up to 18,840,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

The Company held its most recent Annual General Meeting of Shareholders on September 8, 2020. The authorized limit for stock options in the Company's plan was increased from 18.84 million options to 27.5 million options at the meeting.

(b) Summary of changes

		Weighted average
	Number of options	exercise price
Outstanding at October 31, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06
Granted	2,025,000	0.07
Expired	(2,000,000)	0.07
Outstanding at October 31, 2022	11,725,000	$0.06

(c) Stock options outstanding at October 31, 2022

There were nil options issued to directors and officers during the year ended October 31, 2022 (2021 - 9,500,000 options issued, 2020 - nil). Of the options granted, 525,000 options have vested, 500,000 options will vest by January 11, 2023, 500,000 options will vest by April 11, 2023, and the remaining 500,000 options will vest by July 11, 2023.

			Weighted average
		Number of		Remaining
Date of issue	Expiry date	options	Exercise price	contractual life
June 29, 2018	June 29, 2023	2,200,000	0.10	0.7
November 13, 2020	November 13, 2025	6,500,000	0.05	3.0
October 8, 2021	October 8, 2026	1,000,000	0.07	3.9
December 15, 2021	December 15, 2023	25,000	0.07	1.1
October 11, 2022	October 11, 2023	2,000,000	0.07	0.9
Outstanding at October 31, 2022		11,725,000	$0.06	2.3

Of the total options outstanding, 10,225,000 are exercisable as at October 31, 2022 (2021 - 11,700,000).

(d) Fair value of options issued during the year

The fair value of the stock options issued has been determined in accordance with the Black Scholes option-pricing model. Volatility was estimated using the historical volatility of the Company's stock prices for its common shares. The underlying assumptions are as follows:

	2022	2021
Share price at grant date	$0.03 - $0.05	$0.05
Exercise price	$0.07	$0.05 - $0.07
Volatility factor	212% - 272%	148% - 180%
Risk free interest rate	0.97% - 4.33%	0.75%
Expected life of options in years	1 - 2	5
Expected divided yield	0%	0%
Forfeiture rate	0%	0%
Weighted average Black Scholes value at grant date	$0.02 - $0.03	$0.05 - $0.06

During the year ended October 31, 2022, the Company recorded an expense of $41,484 respectively to the issuance of these stock options (2021 - $360,044).